Revenues	12 Months Ended
Dec. 31, 2025
Revenues
Revenues
12.	Revenues

(a)Disaggregation of revenues

Disaggregation of revenues by product/service is as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Upfront franchise fees	46,831	68,211	82,859
Continuing franchise fees	1,362,654	1,904,264	2,462,861
Sales of hotel supplies and other products	1,179,686	2,011,940	2,555,137
Other transactions with the franchisees	116,438	164,337	208,007
Manachised hotels	2,705,609	4,148,752	5,308,864
Room	782,646	652,854	550,459
Food and beverage	51,583	43,838	35,207
Others	5,815	5,271	4,706
Leased hotels	840,044	701,963	590,372
Retail	971,931	2,198,198	3,670,969
Others	148,383	199,019	219,954
Total	4,665,967	7,247,932	9,790,159

Disaggregation of revenues by timing of revenue recognition is as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Over time	2,411,710	2,923,306	3,438,585
At a point in time	2,254,257	4,324,626	6,351,574
Total	4,665,967	7,247,932	9,790,159

No geographical information is presented as the operations, customers and long-lived assets of the Company are all located in the PRC.

(b)Contract balances

i)The following table provides information about accounts receivable from contracts with customers:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	201,606	360,753
Less: allowance for doubtful accounts	(15,559)	(19,307)
Accounts receivable, net	186,047	341,446

Changes in the allowance for doubtful accounts is as follows:

	As of December 31,
	2024	2025
	RMB	RMB
At the beginning of the year	32,298	15,559
Allowance made during the year	5,756	3,863
Write off during the year	(22,495)	(115)
At the end of the year	15,559	19,307

ii)	The following table provides information about contract assets:

	As of December 31,
	2024	2025
	RMB	RMB
Current	2,929	—
Non-current	33,926	31,754
Subtotal	36,855	31,754
Less: allowance for doubtful accounts	(31,280)	(31,754)
Total contract assets	5,575	—

Changes in the allowance for doubtful accounts is as follows:

	As of December 31,
	2024	2025
	RMB	RMB
At the beginning of the year	28,819	31,280
Allowance made during the year	23,974	474
Write off during the year	(21,513)	—
At the end of the year	31,280	31,754

The Company recognized RMB23,974 and RMB474 credit loss allowance during the years ended December 31, 2024 and 2025, respectively, which was primarily related to certain franchisees after reassessment of the franchisee’s business forecast.

iii)The following table provides information about deferred revenue from contracts with customers:

	As of December 31,
	2024	2025
	RMB	RMB
Current	453,986	701,147
Non-current	475,331	526,439
Deferred revenue	929,317	1,227,586

The deferred revenue balances above as of December 31, 2024 and 2025 were comprised of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Upfront franchise fees	539,518	603,222
Advances from sales of hotel supplies and other products	267,220	485,243
Loyalty program	58,547	70,499
Others	64,032	68,622
Deferred revenue	929,317	1,227,586

The Company recognized revenues of RMB170,085, RMB357,230 and RMB392,586 during the years ended December 31, 2023, 2024 and 2025, which were included in deferred revenue balance at the beginning of each year.

(c)	Revenue allocated to remaining performance obligation

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.

As of December 31, 2024 and 2025, the Company had RMB539,518 and RMB603,222 of deferred revenues related to upfront franchise fees which are expected to be recognized as revenues over the remaining contract periods over 1 to 20 years.

The Company has elected, as a practical expedient, not to disclose the transaction price allocated to unsatisfied or partially unsatisfied performance obligations that are part of a contract that has an original expected duration of one year or less.